Consolidated Statements of Financial Position - CAD ($)	Apr. 30, 2024	Apr. 30, 2023
Current assets
Cash and cash equivalents	$ 37,548,304	$ 12,608,704
Short-term investments	0	40,115,000
Taxes receivable	15,463,595	17,498,525
Other receivables	527,432	783,490
Prepaid expenses	2,218,609	3,015,115
Deferred payment	1,255,515	0
Total current assets	57,013,455	74,020,834
Non-current assets
Long-term prepaid expenses	22,729	168,792
Long-term taxes receivable	5,846,416	0
Property, plant, and equipment	588,444	384,728
Investment	605,394	1,297,098
Exploration and evaluation assets	208,706,494	162,731,725
Total non-current assets	215,769,477	164,582,343
Total assets	272,782,932	238,603,177
Current liabilities
Accounts payable and accrued liabilities	2,527,373	6,175,346
Due to related party	1,148,600	280,505
Total liabilities	3,675,973	6,455,851
SHAREHOLDERS' EQUITY
Share capital	270,775,104	237,460,259
Shares to be issued	882,830	0
Reserves	36,572,860	30,324,553
Accumulated other comprehensive gain	21,927,333	9,465,293
Deficit	(61,051,168)	(45,102,779)
Total shareholders' equity	269,106,959	232,147,326
Total liabilities and shareholders' equity	$ 272,782,932	$ 238,603,177